Other (Expenses)/Income, Net - Summary of Other (Expenses)/Income, Net (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Other Income and Expenses [Abstract]
Government grants		¥ 13,430	¥ 2,646	¥ 9,236
(Losses)/Gains on disposal of property and equipment		772	11,043	(1,922)
Exchange (losses)/gain		(7,068)	8,805	(7,892)
Compensation cost on rental contracts termination				(15,448)
Others		1,627	(3,533)	(1,403)
Total	$ 1,305	¥ 8,761	¥ 18,961	¥ (17,429)